Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund
July 31, 2026
FDE-NPRT3-0926
1.804820.122
Common Stocks - 99.9%
	Shares	Value ($)
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (a)	24,300	1,008,450
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	17,200	3,941,552
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	85,200	34,442,100
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	34,400	2,465,104
UNITED STATES - 98.1%
Communication Services - 10.9%
Entertainment - 0.6%
Netflix Inc (a)	202,736	14,538,198
Interactive Media & Services - 10.3%
Alphabet Inc Class A	271,291	96,614,864
Alphabet Inc Class C	228,796	81,600,093
Meta Platforms Inc Class A	105,474	58,718,431
		236,933,388
TOTAL COMMUNICATION SERVICES		251,471,586
Consumer Discretionary - 7.2%
Broadline Retail - 5.4%
Amazon.com Inc (a)	457,058	124,127,812
Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings Inc	24,001	7,692,080
Starbucks Corp	19,000	1,999,750
Viking Holdings Ltd (a)	107,100	11,175,885
		20,867,715
Household Durables - 0.6%
PulteGroup Inc	68,083	8,610,457
Toll Brothers Inc	33,200	4,843,548
		13,454,005
Specialty Retail - 0.3%
Floor & Decor Holdings Inc Class A (a)	9,000	518,130
O'Reilly Automotive Inc (a)	71,700	6,406,395
		6,924,525
TOTAL CONSUMER DISCRETIONARY		165,374,057
Consumer Staples - 1.8%
Beverages - 0.3%
Monster Beverage Corp (a)	70,181	6,764,045
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp	30,334	28,874,631
Dollar Tree Inc (a)	42,900	5,457,309
		34,331,940
TOTAL CONSUMER STAPLES		41,095,985
Energy - 0.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	56,800	3,435,832
Oil, Gas & Consumable Fuels - 0.5%
APA Corp	45,300	1,690,596
ConocoPhillips	55,400	6,674,592
Diamondback Energy Inc	13,000	2,638,350
		11,003,538
TOTAL ENERGY		14,439,370
Financials - 9.5%
Banks - 2.7%
Bank of America Corp	182,100	11,281,095
JPMorgan Chase & Co	144,981	51,002,866
		62,283,961
Capital Markets - 3.1%
Ares Management Corp Class A (b)	100,279	12,844,737
Evercore Inc Class A	27,660	8,866,690
Goldman Sachs Group Inc/The	25,939	26,415,759
KKR & Co Inc Class A	169,376	17,179,808
Moody's Corp	10,100	4,831,638
		70,138,632
Financial Services - 2.5%
Mastercard Inc Class A	34,706	19,890,008
Visa Inc Class A	103,151	37,766,676
		57,656,684
Insurance - 1.2%
Arthur J Gallagher & Co	87,095	21,723,235
Progressive Corp/The	32,610	6,894,406
		28,617,641
TOTAL FINANCIALS		218,696,918
Health Care - 7.8%
Biotechnology - 1.1%
Alnylam Pharmaceuticals Inc (a)	15,173	3,118,355
Gilead Sciences Inc	174,499	22,721,515
		25,839,870
Health Care Equipment & Supplies - 0.3%
Intuitive Surgical Inc (a)	733	258,990
TransMedics Group Inc (a)(b)	81,000	6,197,310
		6,456,300
Health Care Providers & Services - 1.9%
Tenet Healthcare Corp (a)	28,500	7,261,230
UnitedHealth Group Inc	89,500	37,088,800
		44,350,030
Life Sciences Tools & Services - 1.4%
Danaher Corp	61,845	12,058,538
Thermo Fisher Scientific Inc	27,452	15,765,684
West Pharmaceutical Services Inc	15,400	5,250,784
		33,075,006
Pharmaceuticals - 3.1%
Eli Lilly & Co	51,996	59,735,085
Viatris Inc	611,832	10,743,770
		70,478,855
TOTAL HEALTH CARE		180,200,061
Industrials - 19.8%
Aerospace & Defense - 6.3%
ATI Inc (a)	28,000	5,248,320
Boeing Co (a)	109,074	23,575,254
Carpenter Technology Corp	22,300	11,588,418
GE Aerospace	170,393	61,353,409
HEICO Corp Class A	52,058	13,393,482
Howmet Aerospace Inc	105,535	29,788,309
		144,947,192
Building Products - 1.3%
Simpson Manufacturing Co Inc	50,300	9,443,322
Trane Technologies PLC	43,734	19,896,783
		29,340,105
Commercial Services & Supplies - 0.4%
Cintas Corp	61,152	12,513,534
Construction & Engineering - 2.3%
Comfort Systems USA Inc	5,162	8,928,660
Construction Partners Inc Class A (a)	74,000	7,647,900
EMCOR Group Inc	10,729	8,555,626
IES Holdings Inc (a)	13,300	9,902,382
Quanta Services Inc	1,700	1,134,512
Sterling Infrastructure Inc (a)	26,400	15,754,728
		51,923,808
Electrical Equipment - 2.6%
Eaton Corp PLC	39,550	16,421,160
GE Vernova Inc	31,102	30,800,000
nVent Electric PLC	15,200	2,338,216
Vertiv Holdings Co Class A	42,978	10,382,195
		59,941,571
Ground Transportation - 2.5%
CSX Corp	163,700	8,250,480
Landstar System Inc	43,400	7,585,018
Old Dominion Freight Line Inc	116,200	24,650,668
Schneider National Inc Class B	250,200	8,942,148
XPO Inc (a)	34,800	6,993,756
		56,422,070
Machinery - 3.6%
Cummins Inc	9,000	5,707,800
Mueller Industries Inc	159,400	10,585,754
PACCAR Inc	109,200	14,488,656
Parker-Hannifin Corp	26,310	25,692,504
Westinghouse Air Brake Technologies Corp	88,995	25,885,086
		82,359,800
Trading Companies & Distributors - 0.8%
Watsco Inc (b)	10,700	3,309,510
WW Grainger Inc	10,900	15,066,198
		18,375,708
TOTAL INDUSTRIALS		455,823,788
Information Technology - 37.2%
Communications Equipment - 1.9%
Arista Networks Inc (a)	156,817	28,281,946
Ciena Corp (a)	28,600	10,783,630
Lumentum Holdings Inc (a)	6,000	4,283,640
		43,349,216
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp Class A	188,714	30,326,340
Coherent Corp (a)	21,800	5,731,002
Corning Inc	35,900	4,963,175
Flex Ltd (a)	96,400	10,965,500
		51,986,017
IT Services - 0.8%
Cloudflare Inc Class A (a)	2,600	725,348
Okta Inc Class A (a)	26,100	3,704,373
Snowflake Inc (a)	9,200	2,698,176
Twilio Inc Class A (a)	55,400	10,933,190
		18,061,087
Semiconductors & Semiconductor Equipment - 18.5%
Advanced Micro Devices Inc (a)	8,400	3,999,660
Astera Labs Inc (a)	4,000	1,244,920
Broadcom Inc	218,316	84,986,052
GlobalFoundries Inc	91,490	4,573,585
Intel Corp (a)	193,500	17,453,700
KLA Corp	137,090	25,062,794
Lam Research Corp	97,447	28,553,920
MACOM Technology Solutions Holdings Inc (a)	4,300	1,081,192
Micron Technology Inc	47,100	38,764,713
NVIDIA Corp	1,096,490	220,120,368
Rambus Inc (a)	11,800	1,074,154
		426,915,058
Software - 7.4%
Crowdstrike Holdings Inc Class A (a)	140,800	26,873,088
Datadog Inc Class A (a)	60,000	16,078,200
Microsoft Corp	240,262	111,654,557
Nutanix Inc Class A (a)	24,500	1,445,745
Palantir Technologies Inc Class A (a)	111,200	13,684,272
		169,735,862
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	186,829	57,713,346
Sandisk Corp (a)	2,600	3,158,558
Seagate Technology Holdings PLC	28,500	24,399,705
Western Digital Corp	109,500	59,659,980
		144,931,589
TOTAL INFORMATION TECHNOLOGY		854,978,829
Materials - 1.4%
Chemicals - 0.5%
Corteva Inc	165,108	12,995,651
Construction Materials - 0.0%
Martin Marietta Materials Inc	419	220,034
Vulcan Materials Co	871	233,924
		453,958
Metals & Mining - 0.9%
Nucor Corp	44,900	11,552,321
Reliance Inc	20,200	8,203,220
		19,755,541
TOTAL MATERIALS		33,205,150
Real Estate - 1.7%
Health Care REITs - 0.9%
Welltower Inc	91,200	21,380,928
Real Estate Management & Development - 0.8%
Compass Inc Class A (a)	1,569,800	17,880,022
TOTAL REAL ESTATE		39,260,950
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	25,063	3,714,085
TOTAL UNITED STATES		2,258,260,779
TOTAL COMMON STOCKS (Cost $1,098,868,281)		2,300,117,985

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	21,462,234	21,466,527
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	3,843,165	3,843,549
TOTAL MONEY MARKET FUNDS (Cost $25,307,930)			25,310,076

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,124,176,211)	2,325,428,061
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(23,599,123)
NET ASSETS - 100.0%	2,301,828,938

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $13,033,813.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	21,302,461	293,898,361	293,737,010	197,321	569	2,146	21,466,527	21,462,234
Fidelity Securities Lending Cash Central Fund	11,224,875	376,859,149	384,241,174	13,475	699	-	3,843,549	3,843,165
	32,527,336	670,757,510	677,978,184	210,796	1,268	2,146	25,310,076

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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